Share-based Payments - Valuation Assumptions (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Long Term Incentive Plan | Total Company
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility (%)	25.00%	22.00%
Average expected term to exercise (years)*	3 years 6 months	3 years 6 months
Risk-free rate (%)	0.20%	0.70%
Expected dividend yield (%)	7.90%	6.50%
Share price at date of grant (£)	£ 26.33	£ 30.83
Fair value at grant date (£)*	£ 21.23	£ 21.93
Long Term Incentive Plan | Management Board
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected dividend yield (%)	7.90%	6.00%
Share price at date of grant (£)	£ 26.33	£ 33.28
Fair value at grant date (£)*	£ 21.23	£ 24.03
Deferred Share Bonus Scheme | Total Company
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility (%)	25.00%	22.00%
Average expected term to exercise (years)*	3 years	3 years
Risk-free rate (%)	0.20%	0.70%
Expected dividend yield (%)	7.90%	6.50%
Share price at date of grant (£)	£ 26.33	£ 30.83
Fair value at grant date (£)*	£ 20.76	£ 25.35
Deferred Share Bonus Scheme | Management Board
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected dividend yield (%)	7.90%	6.00%
Share price at date of grant (£)	£ 26.33	£ 33.28
Fair value at grant date (£)*	£ 20.76	£ 25.35